Subsequent Events/Other	12 Months Ended
Dec. 31, 2012
Subsequent Events Other [Abstract]
Subsequent Events/Other
Subsequent Events/Other
Subsequent Events
Subsequent to December 31, 2012, the Company:

•	Sold 16 properties consisting of 4,798 apartment units for $779.7 million;

•
Entered into an agreement to sell a portfolio of assets including 8,010 units to a joint venture of Greystar and Goldman Sachs for $1.5 billion, of which the Company has sold ten properties, consisting of 2,911 apartment units for $557.8 million that are included in the bullet above;

•	Terminated its $2.5 billion bridge loan commitment in connection with the execution of the new revolving credit facility and term loan facility discussed below;

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Replaced its existing $1.75 billion facility with a new $2.5 billion unsecured revolving credit facility maturing April 1, 2018, with an interest rate on advances under the facility of LIBOR plus a spread (currently 1.05%) and an annual facility fee (currently 15 basis points), which are dependent on the credit rating of the Company's long-term debt. The Company has the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments; and

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Entered into a new senior unsecured $750.0 million delayed draw term loan facility which is currently undrawn and may be drawn anytime on or before July 11, 2013. If the Company elects to draw on this facility, the full amount of the principal will be funded in a single borrowing and the maturity date will be January 11, 2015, subject to a one-year extension option exercisable by the Company. The interest rate on advances under the new term loan facility will generally be LIBOR plus a spread (currently 1.20%), which is dependent on the credit rating of the Company's long-term debt.

Other
During the years ended December 31, 2012, 2011 and 2010, the Company incurred charges of $12.6 million, $9.5 million and $6.6 million, respectively, related to property acquisition costs, such as survey, title and legal fees, on the acquisition of operating properties and $9.0 million, $5.1 million and $5.3 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition and development transactions. These costs, totaling $21.6 million, $14.6 million and $11.9 million, respectively, are included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2012, the Company settled a dispute with the owners of a land parcel for $4.2 million, which is included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company received $4.5 million for the termination of its royalty participation in LRO/Rainmaker, a revenue management system, which is included in interest and other income in the accompanying consolidated statements of operations. During the year ended December 31, 2010, an arbitration panel awarded commissions, interest and costs in the amount of $1.7 million to the listing and marketing agent related to 38 potential condo sales at one of the Company’s properties. In addition, during 2011 and 2010, the Company received $0.8 million and $5.2 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company disposed of its corporate housing business for a sales price of approximately $4.0 million, of which the Company provided $2.0 million of seller financing to the buyer. At the time of sale, the full amount of the seller financing was reserved against and the related gain was deferred. During the years ended December 31, 2012 and 2011, the Company collected $0.3 million and $0.2 million, respectively, on this note receivable and has recognized a cumulative net gain on the sale of approximately $1.4 million.

On November 26, 2012, the Company and AvalonBay Communities, Inc. ("AvalonBay" or "AVB") (NYSE:AVB) entered into a contract with Lehman Brothers Holdings Inc. ("Lehman") to acquire the assets and liabilities of Archstone Enterprise LP ("Archstone"), which consists principally of a portfolio of high-quality apartment properties in major markets in the United States. Under the terms of the agreement, the Company will acquire approximately 60% of Archstone's assets and liabilities and AvalonBay will acquire approximately 40% of Archstone's assets and liabilities. The Company will acquire approximately 75 operating properties, four properties under development and several land parcels to be held for future development for approximately $8.9 billion which will consist of cash of approximately $2.0 billion, 34,468,085 Common Shares and the assumption of the Company's portion of the liabilities related to the Archstone assets (other than certain liabilities owed to Lehman and certain transaction expenses). The Company also expects to assume approximately $3 billion of consolidated Archstone debt. In addition, the Company and AvalonBay will acquire certain assets of Archstone, including Archstone’s interests in certain joint ventures, interests in a portfolio of properties located in Germany and certain development land parcels, and will become subject to approximately $179.9 million in preferred interests of Archstone unitholders through various unconsolidated joint ventures expected to be owned 60% by the Company and 40% by AvalonBay. The transaction is expected to close in the first quarter of 2013.

On December 2, 2011, the Company entered into a contract with affiliates of Bank of America and Barclays PLC to acquire, for $1.325 billion, half of their interests - an approximately 26.5% interest overall - in Archstone, a privately-held owner, operator and developer of multifamily apartment properties. On January 20, 2012, Lehman, the other owner of Archstone, acquired this 26.5% interest pursuant to a right of first offer and as a result, the Company's contract with the sellers was terminated. The Company had the exclusive right, exercisable on or before May 24, 2012, to contract to purchase the remaining 26.5% interest in Archstone owned by the same sellers for a price, determined by the Company, equal to $1.5 billion or higher. On May 24, 2012, the Company entered into a contract to purchase the remaining 26.5% interest in Archstone for $1.58 billion and Lehman exercised its right of first offer and acquired this 26.5% interest for $1.58 billion on June 6, 2012. As a result, the Company's contract was terminated and by the terms of the contract, the Company received $150.0 million in termination fees subject to certain contingencies. Consistent with the resolution of these contingencies, the Company recognized $70.0 million of these fees as interest and other income in July 2012 and recognized the remaining $80.0 million in October 2012.

During the year ended December 31, 2010, the Company recorded a $45.4 million non-cash asset impairment charge on two parcels of land held for development as a result of changes in the Company’s future plans for those parcels. The Company planned to sell one parcel in the near term and contemplated a joint venture structure for the other, necessitating this impairment charge. This charge was the result of an analysis of each parcel’s estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to its current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs. The valuation techniques used to measure fair value are consistent with how similar assets were measured in prior periods.

During the year ended December 31, 2012, the Company incurred Archstone-related expenses of approximately $14.0 million. Cumulative to date, the Company incurred Archstone-related expenses of approximately $18.4 million, of which approximately $11.0 million of this total was financing-related and $7.4 million was pursuit costs.

In 2010, a portion of the parking garage collapsed at one of the Company’s rental properties (Prospect Towers in Hackensack, New Jersey). The costs related to the collapse (both expensed and capitalized), including providing for residents' interim needs, lost revenue and garage reconstruction, were approximately $22.8 million, before insurance reimbursements of $13.6 million. The garage has been rebuilt with costs capitalized as incurred. Other costs, like those to accommodate displaced residents, lost revenue due to a portion of the property being temporarily unavailable for occupancy and legal costs, reduced earnings as they were incurred. Generally, insurance proceeds were recorded as increases to earnings as they were received. During the year ended December 31, 2012, the Company received approximately $3.5 million in insurance proceeds (included in real estate taxes and insurance on the consolidated statements of operations), which represented its final reimbursement of the $13.6 million in cumulative insurance proceeds. During the year ended December 31, 2011, the Company received approximately $6.1 million in insurance proceeds which offset expenses of $1.7 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations. During the year ended December 31, 2010, the Company received approximately $4.0 million in insurance proceeds which fully offset the impairment charge recognized to write-off the net book value of the collapsed garage and partially offset expenses of $5.5 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations.